RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel
	Year ended December 31
	2023	2022	2021
	USD thousands

Share-based compensation	11,527	30,914	31,283
Other compensation and benefits	3,988	4,433	6,752

Total	15,515	35,347	38,035